Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Year-end value of $100 invested on December 31, 2019 in:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4)(5)	Arrow Financial Corporation	ABA NASDAQ Community Bank Index (TR)	Net Income (in millions)	Net Operating Earnings (in millions) (6)
2022	$1,742,204	$1,922,576	$584,089	$562,080	$107.97	$102.65	$48.80	$48.31
2021	$2,146,089	$2,013,535	$557,166	$601,047	$105.51	$113.25	$49.90	$49.99
2020	$1,692,259	$1,430,452	$481,414	$436,109	$84.42	$85.57	$40.80	$40.84

Company Selected Measure Name	Net Operating Earnings
Named Executive Officers, Footnote [Text Block]	The PEO, Principal Executive Officer, in each reporting year is Thomas J. MurphyNon-PEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives in each reporting year: Edward J. Campanella, David S. DeMarco, David D. Kaiser and Andrew J. Wise
PEO Total Compensation Amount	$ 1,742,204	$ 2,146,089	$ 1,692,259
PEO Actually Paid Compensation Amount	$ 1,922,576	2,013,535	1,430,452
Adjustment To PEO Compensation, Footnote [Text Block]	Subtractions from, and additions to, total compensation in the Summary Compensation table by year to calculate CAP include:

	2022		2021		2020
	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs
Total Compensation from from Summary Compensation Table	$1,742,204	$584,089	$2,146,089	$557,166	$1,692,259	$481,414
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$(470,237)	$(52,579)	$(908,942)	$(46,099)	$(614,685)	$(49,985)
Amount added for current year service cost	$595,215	$33,255	$571,465	$31,163	$482,936	$29,857
Total Adjustments for Pension	$124,978	$(19,324)	$(337,477)	$(14,936)	$(131,749)	$(20,128)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(226,485)	$(38,251)	$(187,798)	$(24,251)	$(184,917)	$(24,950)
Year-end fair value of unvested awards granted in the current year	$230,583	$32,940	$279,970	$54,023	$173,356	$27,724
Year-over-year difference of year-end fair values and vest date fair values for awards granted in prior years	$38,559	$18,756	$106,511	$29,766	$(110,642)	$(21,395)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(986)	$1,098	$(6,543)	$(721)	$(18,867)	$(6,556)
Forfeitures during current year equal to prior year-end fair value	$—	$(17,228)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$13,723	$—	$12,783	$—	$11,012	$—
Total Adjustments for Equity Awards	$55,394	$(2,685)	$204,923	$58,817	$(130,058)	$(25,177)
Compensation Actually Paid (as calculated)	$1,922,576	$562,080	$2,013,535	$601,047	$1,430,452	$436,109

Non-PEO NEO Average Total Compensation Amount	$ 584,089	557,166	481,414
Non-PEO NEO Average Compensation Actually Paid Amount	$ 562,080	601,047	436,109
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Subtractions from, and additions to, total compensation in the Summary Compensation table by year to calculate CAP include:

	2022		2021		2020
	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs	PEO	Average of Other Non-PEO NEOs
Total Compensation from from Summary Compensation Table	$1,742,204	$584,089	$2,146,089	$557,166	$1,692,259	$481,414
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$(470,237)	$(52,579)	$(908,942)	$(46,099)	$(614,685)	$(49,985)
Amount added for current year service cost	$595,215	$33,255	$571,465	$31,163	$482,936	$29,857
Total Adjustments for Pension	$124,978	$(19,324)	$(337,477)	$(14,936)	$(131,749)	$(20,128)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(226,485)	$(38,251)	$(187,798)	$(24,251)	$(184,917)	$(24,950)
Year-end fair value of unvested awards granted in the current year	$230,583	$32,940	$279,970	$54,023	$173,356	$27,724
Year-over-year difference of year-end fair values and vest date fair values for awards granted in prior years	$38,559	$18,756	$106,511	$29,766	$(110,642)	$(21,395)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(986)	$1,098	$(6,543)	$(721)	$(18,867)	$(6,556)
Forfeitures during current year equal to prior year-end fair value	$—	$(17,228)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$13,723	$—	$12,783	$—	$11,012	$—
Total Adjustments for Equity Awards	$55,394	$(2,685)	$204,923	$58,817	$(130,058)	$(25,177)
Compensation Actually Paid (as calculated)	$1,922,576	$562,080	$2,013,535	$601,047	$1,430,452	$436,109

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Company Selected Measure, Net Operating Earnings
Total Shareholder Return Vs Peer Group [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List [Table Text Block]	Net Operating Earnings •Return on Equity •Efficiency Ratio •Non-Performing Loans •Net Charge-Offs
Total Shareholder Return Amount	$ 107.97	105.51	84.42
Peer Group Total Shareholder Return Amount	102.65	113.25	85.57
Net Income (Loss)	$ 48,800,000	$ 49,900,000	$ 40,800,000
Company Selected Measure Amount	48,310	49,990	40,840
PEO Name	Thomas J. Murphy
Additional 402(v) Disclosure [Text Block]	The following table illustrates the valuation assumptions used for stock option awards included as part of CAP:
•Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
•Number of options and exercise price are valued as of Fiscal Year End 2022 point-in-time.
•Risk-free-rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
•Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

For Stock Options Vesting in
	2022	2021	2020
Expected volatility	36% - 39%	36% - 41%	28% - 29%
Expected dividend yield	3.1% - 3.1%	3.4% - 3.6%	2.9% - 3.0%
Expected term, in years	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5
Risk-free interest rate	1.4% - 1.7%	0.2% - 0.5%	1.3% - 1.4%
The following table illustrates the valuation assumptions as of the vesting date for restricted stock awards that vested in each of 2022, 2021 and 2020 (note that no awards vested during 2020):

	Weighted Average Fair Value
	2022	2021	2020
Weighted Average Fair Value at vesting	$34.35	$27.61	N/A

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Operating Earnings
Non-GAAP Measure Description [Text Block]	Net Operating Earnings as defined in the Compensation Discussion and Analysis section of this Proxy Statement
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-Performing Loans
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Offs
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	$ (470,237)	$ (908,942)	$ (614,685)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	595,215	571,465	482,936
PEO [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,978	(337,477)	(131,749)
PEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(226,485)	(187,798)	(184,917)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	230,583	279,970	173,356
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	38,559	106,511	(110,642)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(986)	(6,543)	(18,867)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	13,723	12,783	11,012
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,394	204,923	(130,058)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	(52,579)	(46,099)	(49,985)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	33,255	31,163	29,857
Non-PEO NEO [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,324)	(14,936)	(20,128)
Non-PEO NEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(38,251)	(24,251)	(24,950)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	32,940	54,023	27,724
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	18,756	29,766	(21,395)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,098	(721)	(6,556)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(17,228)	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,685)	$ 58,817	$ (25,177)